Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets	Goodwill and Intangible Assets
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible assets	Total intangible assets
Balance at December 31, 2020	$456,380	$98,114	$9,555	$107,669
Foreign currency translation	—	10	—	10
Intangible assets amortization	n/a	(8,861)	n/a	(8,861)
Balance at December 31, 2021	$456,380	$89,263	$9,555	$98,818
Foreign currency translation	—	(137)	—	(137)
Intangible assets amortization	n/a	(8,912)	n/a	(8,912)
Balance at December 31, 2022	$456,380	$80,214	$9,555	$89,769
Foreign currency translation	—	50	—	50
Intangible assets amortization	n/a	(7,906)	n/a	(7,906)
Balance at December 31, 2023	$456,380	$72,358	$9,555	$81,913

n/a: Not applicable
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	December 31, 2023			December 31, 2022
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Renewal rights	$48,163	$(44,985)	$3,178	$48,163	$(43,032)	$5,131
Customer relationships	67,661	(60,532)	7,129	67,611	(56,850)	10,761
Life VOBA	75,583	(13,532)	62,051	75,583	(11,261)	64,322
Total definite-lived intangible assets	$191,407	$(119,049)	$72,358	$191,357	$(111,143)	$80,214
Indefinite-lived intangible assets:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$200,962	$(119,049)	$81,913	$200,912	$(111,143)	$89,769

n/a: Not applicable
Definite-lived intangible assets are amortized over a period of 10-13 years for renewal rights and customer relationships, and 100 years for life VOBA.
The allocation of goodwill to the Company’s segments at December 31, 2023 and 2022 was as follows (in thousands of U.S. dollars):

	2023	2022
P&C segment	$242,376	$242,376
Specialty segment	196,047	196,047
Life and Health segment	17,957	17,957
Total	$456,380	$456,380
The estimated future amortization expense related to the Company’s definite-lived intangible assets is as follows (in thousands of U.S. dollars):

Year	VOBA	Other definite- lived intangible assets	Total definite- lived intangible assets
2024	$2,296	$4,960	$7,256
2025	2,070	4,367	6,437
2026	1,892	402	2,294
2027	2,238	402	2,640
2028	2,247	176	2,423
Thereafter	51,308	—	51,308
Total	$62,051	$10,307	$72,358